UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Pacific Edge Investment Management, LLC
Address:    490 S. California Avenue, Suite 310
            Palo Alto, CA  94306

Form 13F File Number:   28-10143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:  Pacific Edge Investment Management, LLC
Name: Karen Payne
Title:      Manager
Phone:      (650) 325-3343

Signature, Place and Date of Signing:

      Karen Payne             Palo Alto, CA                 August 14, 2009

Report Type (Check only one.):

 X    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
---
      manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         17

Form 13F Information Table Value Total:         2,634 (x 1000)


List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



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

NAME OF ISSUER           TITLE OF                  VALUE               SH/   PUT/  INV.    OTHER
                         CLASS        CUSIP        X1000    SHARES     PRN   CALL  DISC.   MGR          VOTING AUTH
                                                                                                    SOLE      SHR    NONE
***MELLANOX              COMMON       M51363113         205      17000 SH          Sole               17000
TECHNOLOGIES LTD         STOCKS
***SILICON MOTION        NASDAQ OTC   82706C108         175      48000 SH          Sole               48000
TECHNOLOGY               ISSUES
ACTIVISION BLIZZARD INC  NASDAQ OTC   00507V109         171      13500 SH          Sole               13500
                         ISSUES
APPLE COMPUTER INC       NASDAQ OTC   037833100         228       1600 SH          Sole                1600
                         ISSUES
ART TECHNOLOGY GROUP INC NASDAQ OTC   04289L107         228      60000 SH          Sole               60000
                         ISSUES
AXCELIS TECHNOLOGIES INC NASDAQ OTC   054540109           7      15000 SH          Sole               15000
                         ISSUES
CADENCE DESIGN SYSTEMS   COMMON       127387108         177      30000 SH          Sole               30000
INC                      STOCKS
CROWN CASTLE INTL CORP   NASDAQ OTC   228227104         216       9000 SH          Sole                9000
                         ISSUES
MAGMA DESIGN AUTOMATION  NASDAQ OTC   559181102          53      37000 SH          Sole               37000
INC                      ISSUES
MENTOR GRAPHICS CORP     NASDAQ OTC   587200106         137      25000 SH          Sole               25000
                         ISSUES
MSC SOFTWARE CORP        COMMON       553531104         107      16000 SH          Sole               16000
                         STOCKS
NOVELL INC               NASDAQ OTC   670006105         113      25000 SH          Sole               25000
                         ISSUES
OPENWAVE SYSTEMS INC     NASDAQ OTC   683718308         112      50000 SH          Sole               50000
                         ISSUES
SBA COMMUNICATIONS CORP  NASDAQ OTC   78388J106         221       9000 SH          Sole                9000
                         ISSUES
SONICWALL INC            NASDAQ OTC   835470105         137      25000 SH          Sole               25000
                         ISSUES
SYNOPSYS INC             NASDAQ OTC   871607107         205      10500 SH          Sole               10500
                         ISSUES
TAKE-TWO INTERACTIVE     NASDAQ OTC   874054109         142      15000 SH          Sole               15000
SOFTWARE                 ISSUES




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